Financial Assets and Liabilities - Schedule of Finance Income and Finance Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Interest income	€ 15,301	€ 14,361	€ 16,857
Remeasurement gain of financial liabilities	20,469	11,248	14,654
Foreign exchange translation (net)	78,229	0	12,346
Total finance income	113,999	25,609	43,857
Finance expenses
Interest expenses	80,647	65,504	44,065
Remeasurement loss of financial liabilities	126,040	7,374	0
Foreign exchange translation (net)	0	27,149	0
Total finance expenses	€ 206,687	€ 100,027	€ 44,065